UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	91,228,055	98,663,107
0.0%	Rights	—	—
0.3%	Short-Term Investments	290,045	290,045
99.4%	Total Investments	91,518,100	98,953,152
0.6%	Other Assets and Liabilities, Net		585,828
100.0%	Net Assets		99,538,980

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 6.9%
Real Estate 6.9%
Charter Hall Retail REIT	29,201	94,311
Cromwell Property Group	125,553	89,066
Dexus	66,147	510,018
Goodman Group	88,853	560,405
Investa Office Fund	36,692	128,587
LendLease Group	95,886	1,162,296
Mirvac Group	356,799	603,688
Scentre Group	376,925	1,191,046
Stockland	331,099	1,159,341
The GPT Group	111,186	432,425
Vicinity Centres	81,389	166,724
Westfield Corp.	117,545	739,620
		6,837,527

Austria 0.5%
Real Estate 0.5%
BUWOG AG *	5,105	144,801
CA Immobilien Anlagen AG	4,906	117,149
IMMOFINANZ AG *	106,259	238,930
		500,880

Belgium 0.4%
Real Estate 0.4%
Befimmo S.A.	1,896	111,680
Cofinimmo S.A.	1,920	232,301
		343,981

Brazil 0.8%
Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	84,289	278,450
Security	Number of Shares	Value ($)
Real Estate 0.5%
BR Malls Participacoes S.A.	75,323	278,857
BR Properties S.A.	60,360	163,027
Multiplan Empreendimentos Imobiliarios S.A.	5,261	104,213
		546,097
		824,547

Canada 2.1%
Real Estate 2.1%
Artis Real Estate Investment Trust	11,953	116,004
Boardwalk Real Estate Investment Trust	2,980	105,779
Canadian Apartment Properties REIT	5,091	126,177
Canadian Real Estate Investment Trust	3,397	123,120
Chartwell Retirement Residences	9,000	107,132
Colliers International Group, Inc.	2,369	127,144
Cominar Real Estate Investment Trust	13,193	127,745
Dream Global Real Estate Investment Trust	14,177	109,357
Dream Office Real Estate Investment Trust	11,519	169,862
First Capital Realty, Inc.	11,010	164,068
Granite Real Estate Investment Trust	3,948	149,550
H&R Real Estate Investment Trust	14,771	250,621
RioCan Real Estate Investment Trust	16,299	305,263
Smart Real Estate Investment Trust	6,089	138,742
		2,120,564

China 8.6%
Real Estate 8.6%
Agile Group Holdings Ltd.	671,000	636,550
China Evergrande Group	721,000	1,291,738
China Jinmao Holdings Group Ltd.	624,000	203,922
China Overseas Grand Oceans Group Ltd.	319,000	165,696
China Overseas Land & Investment Ltd.	312,000	936,386
China Resources Land Ltd.	234,000	687,023
China South City Holdings Ltd.	666,000	127,287
China Vanke Co., Ltd., Class H	74,700	198,191
Country Garden Holdings Co., Ltd.	703,000	830,818
Greentown China Holdings Ltd. *	230,500	242,362
Guangzhou R&F Properties Co., Ltd., Class H	223,000	360,392
KWG Property Holding Ltd.	238,000	188,394
Longfor Properties Co., Ltd.	149,500	303,925
Poly Property Group Co., Ltd. *	665,000	281,643
Shenzhen Investment Ltd.	304,000	144,987
Shimao Property Holdings Ltd.	308,500	525,948
Sino-Ocean Group Holding Ltd.	832,000	419,393
SOHO China Ltd. *	590,500	295,461
Sunac China Holdings Ltd.	291,000	472,331
Yuexiu Property Co., Ltd.	1,346,000	234,728
		8,547,175

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 4.1%
Real Estate 4.1%
Fonciere Des Regions	3,175	296,046
Gecina S.A.	2,951	453,357
ICADE	5,074	409,080
Klepierre	12,654	528,528
Mercialys S.A.	7,765	151,951
Nexity S.A. *	7,182	432,358
Unibail-Rodamco SE	7,126	1,839,787
		4,111,107

Germany 1.6%
Real Estate 1.6%
Deutsche Wohnen AG	9,263	363,572
LEG Immobilien AG	3,507	331,001
TAG Immobilien AG	9,328	139,291
Vonovia SE	19,466	765,505
		1,599,369

Hong Kong 9.6%
Real Estate 9.6%
Cheung Kong Property Holdings Ltd.	76,500	573,536
Great Eagle Holdings Ltd.	24,000	118,267
Hang Lung Group Ltd.	100,000	414,438
Hang Lung Properties Ltd.	207,000	535,128
Henderson Land Development Co., Ltd.	49,750	321,173
Hongkong Land Holdings Ltd.	77,500	585,803
Hopewell Holdings Ltd.	27,000	101,293
Hysan Development Co., Ltd.	30,000	141,639
Kerry Properties Ltd.	100,000	353,484
Link REIT	90,500	713,813
New World Development Co., Ltd.	740,000	919,613
Shui On Land Ltd.	501,500	121,573
Sino Land Co., Ltd.	210,000	365,080
Sun Hung Kai Properties Ltd.	152,000	2,247,765
Swire Properties Ltd.	79,800	266,123
The Wharf Holdings Ltd.	121,000	1,027,929
Wheelock & Co., Ltd.	101,000	755,250
		9,561,907

India 0.2%
Real Estate 0.2%
DLF Ltd. *	75,093	209,060

Italy 0.1%
Real Estate 0.1%
Beni Stabili S.p.A	155,991	106,629

Japan 11.2%
Real Estate 11.2%
Activia Properties, Inc.	18	83,052
Advance Residence Investment Corp.	66	175,134
Aeon Mall Co., Ltd.	16,800	314,491
Daikyo, Inc.	75,000	152,383
Daito Trust Construction Co., Ltd.	9,300	1,466,785
Frontier Real Estate Investment Corp.	25	109,368
Hulic Co., Ltd.	9,800	92,556
Japan Excellent, Inc.	89	105,514
Japan Prime Realty Investment Corp.	39	149,133
Japan Real Estate Investment Corp.	63	330,962
Kenedix Office Investment Corp.	27	150,420
Leopalace21 Corp.	62,900	370,134
Mitsubishi Estate Co., Ltd.	81,000	1,513,708
Mitsui Fudosan Co., Ltd.	84,000	1,985,758
Security	Number of Shares	Value ($)
Mori Trust Sogo REIT, Inc.	62	100,562
Nippon Accommodations Fund, Inc.	26	115,386
Nippon Building Fund, Inc.	83	442,167
Nippon Prologis REIT, Inc.	51	110,790
Nomura Real Estate Holdings, Inc.	27,000	581,619
NTT Urban Development Corp.	13,200	128,428
Orix JREIT, Inc.	109	172,635
Relo Group, Inc.	7,300	146,953
Sumitomo Realty & Development Co., Ltd.	43,800	1,319,838
Tokyo Tatemono Co., Ltd.	18,800	257,856
Tokyu Fudosan Holdings Corp.	83,200	499,034
Tokyu REIT, Inc.	80	99,560
United Urban Investment Corp.	140	206,050
		11,180,276

Netherlands 0.5%
Real Estate 0.5%
Eurocommercial Properties N.V. CVA	4,034	167,896
NSI N.V.	24,000	103,851
Vastned Retail N.V.	2,778	110,003
Wereldhave N.V.	3,175	153,166
		534,916

Philippines 0.3%
Real Estate 0.3%
Ayala Land, Inc.	192,200	152,097
SM Prime Holdings, Inc.	240,100	162,383
		314,480

Singapore 2.6%
Real Estate 2.6%
Ascendas Real Estate Investment Trust	146,800	277,805
CapitaLand Commercial Trust	110,800	132,851
CapitaLand Ltd.	248,900	640,157
CapitaLand Mall Trust	169,300	243,416
Global Logistic Properties Ltd.	147,000	308,109
Mapletree Greater China Commercial Trust	137,100	105,503
Mapletree Industrial Trust	78,600	103,667
Mapletree Logistics Trust	121,800	102,993
Suntec Real Estate Investment Trust	105,500	139,803
UOL Group Ltd.	52,300	264,573
Wing Tai Holdings Ltd.	84,100	115,832
Yanlord Land Group Ltd.	105,400	143,210
		2,577,919

South Africa 1.0%
Real Estate 1.0%
Emira Property Fund Ltd.	88,129	92,598
Growthpoint Properties Ltd.	236,461	452,921
Redefine Properties Ltd.	346,802	279,331
SA Corporate Real Estate Fund Nominees Pty Ltd.	274,437	116,136
Vukile Property Fund Ltd.	68,761	98,829
		1,039,815

Sweden 1.0%
Diversified Financials 0.4%
LE Lundbergfortagen AB, B Shares	5,062	397,274

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 0.6%
Castellum AB	16,693	249,051
Fabege AB	7,178	134,717
Kungsleden AB	14,310	86,535
Wihlborgs Fastigheter AB	4,331	88,531
		558,834
		956,108

Switzerland 1.0%
Real Estate 1.0%
Allreal Holding AG *	1,487	274,355
Mobimo Holding AG *	568	160,062
PSP Swiss Property AG	1,015	95,794
Swiss Prime Site AG *	4,589	422,759
		952,970

Taiwan 0.8%
Real Estate 0.8%
Chong Hong Construction Co., Ltd.	46,800	108,247
Farglory Land Development Co., Ltd.	83,000	115,845
Highwealth Construction Corp.	160,700	265,112
Huaku Development Co., Ltd.	57,000	132,658
Ruentex Development Co., Ltd. *	129,000	149,407
		771,269

United Arab Emirates 0.5%
Real Estate 0.5%
Aldar Properties PJSC	178,000	107,119
Emaar Properties PJSC	219,956	425,705
		532,824

United Kingdom 2.9%
Real Estate 2.9%
Countrywide plc	40,226	88,110
Derwent London plc	3,348	119,475
Grainger plc	34,655	120,692
Hammerson plc	53,272	402,537
Intu Properties plc	86,341	302,934
Land Securities Group plc	57,787	797,485
Savills plc	17,781	198,171
Segro plc	52,552	340,901
Shaftesbury plc	7,440	93,266
The British Land Co., plc	48,253	394,396
		2,857,967

United States 42.4%
Real Estate 42.4%
Acadia Realty Trust	2,452	66,572
Alexandria Real Estate Equities, Inc.	3,246	378,743
Altisource Residential Corp.	12,485	171,544
American Campus Communities, Inc.	6,088	288,936
American Tower Corp.	10,412	1,365,950
Apartment Investment & Management Co., Class A	8,472	363,618
Apple Hospitality REIT, Inc.	16,189	303,058
Ashford Hospitality Trust, Inc.	21,482	132,329
AvalonBay Communities, Inc.	4,542	868,612
Boston Properties, Inc.	8,171	991,306
Brandywine Realty Trust	16,808	292,963
Brixmor Property Group, Inc.	12,808	231,056
Camden Property Trust	5,133	427,630
Care Capital Properties, Inc.	4,412	115,991
CBL & Associates Properties, Inc.	32,949	253,378
Security	Number of Shares	Value ($)
CBRE Group, Inc., Class A *	19,554	682,044
Chesapeake Lodging Trust	4,383	101,028
Columbia Property Trust, Inc.	16,696	360,634
CoreCivic, Inc.	28,045	806,294
Corporate Office Properties Trust	8,574	289,201
Cousins Properties, Inc.	8,941	76,535
Crown Castle International Corp.	9,783	994,442
CubeSmart	5,128	127,995
DCT Industrial Trust, Inc.	3,549	187,068
DDR Corp.	20,445	175,418
DiamondRock Hospitality Co.	21,312	236,350
Digital Realty Trust, Inc.	7,732	913,845
Douglas Emmett, Inc.	6,806	258,356
Duke Realty Corp.	19,253	551,984
DuPont Fabros Technology, Inc.	2,893	158,045
EastGroup Properties, Inc.	1,690	137,634
EPR Properties	2,857	202,590
Equinix, Inc.	1,240	546,852
Equity Commonwealth *	10,609	330,152
Equity LifeStyle Properties, Inc.	3,063	258,517
Equity Residential	19,715	1,283,249
Essex Property Trust, Inc.	1,756	451,152
Extra Space Storage, Inc.	3,062	237,213
Federal Realty Investment Trust	2,613	320,720
First Industrial Realty Trust, Inc.	4,267	123,231
Franklin Street Properties Corp.	9,148	102,915
Gaming & Leisure Properties, Inc.	7,238	265,707
GGP, Inc.	32,516	724,457
Government Properties Income Trust	6,413	138,521
Gramercy Property Trust	4,735	139,919
HCP, Inc.	36,210	1,134,821
Healthcare Realty Trust, Inc.	6,324	210,336
Healthcare Trust of America, Inc., Class A	6,379	195,772
Hersha Hospitality Trust	5,712	106,300
Highwoods Properties, Inc.	6,085	306,684
Hospitality Properties Trust	21,972	635,430
Host Hotels & Resorts, Inc.	76,512	1,376,451
Investors Real Estate Trust	20,263	118,539
Iron Mountain, Inc.	34,849	1,216,927
Jones Lang LaSalle, Inc.	5,101	589,012
Kilroy Realty Corp.	3,276	239,869
Kimco Realty Corp.	21,349	374,461
LaSalle Hotel Properties	9,846	280,119
Lexington Realty Trust	20,744	199,350
Liberty Property Trust	11,087	455,565
Life Storage, Inc.	1,578	118,192
Mack-Cali Realty Corp.	12,838	341,619
Medical Properties Trust, Inc.	9,639	124,825
Mid-America Apartment Communities, Inc.	5,195	529,578
Monogram Residential Trust, Inc.	11,437	110,138
National Retail Properties, Inc.	5,206	199,754
Omega Healthcare Investors, Inc.	7,041	220,524
Paramount Group, Inc.	9,439	145,549
Parkway, Inc.	551	10,987
Pebblebrook Hotel Trust	3,697	114,311
Pennsylvania Real Estate Investment Trust	8,055	86,189
Piedmont Office Realty Trust, Inc., Class A	17,184	364,129
Prologis, Inc.	19,817	1,100,636
PS Business Parks, Inc.	1,067	134,741
Public Storage	4,708	1,013,868
Quality Care Properties, Inc. *	3,389	57,342
Realogy Holdings Corp.	17,168	522,937
Realty Income Corp.	6,584	361,659
Regency Centers Corp.	6,173	375,689

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retail Properties of America, Inc., Class A	21,788	267,992
RLJ Lodging Trust	13,499	274,705
Ryman Hospitality Properties, Inc.	3,664	235,998
Sabra Health Care REIT, Inc.	6,016	140,955
Senior Housing Properties Trust	20,481	432,968
Simon Property Group, Inc.	13,059	2,014,351
SL Green Realty Corp.	4,717	476,559
Spirit Realty Capital, Inc.	20,203	146,068
Sun Communities, Inc.	2,312	199,156
Sunstone Hotel Investors, Inc.	14,892	232,464
Tanger Factory Outlet Centers, Inc.	5,064	131,968
Taubman Centers, Inc.	4,869	297,739
The GEO Group, Inc.	14,289	427,813
The Macerich Co.	7,584	435,397
Tier REIT, Inc.	6,358	102,809
UDR, Inc.	12,601	486,525
Ventas, Inc.	19,539	1,299,148
VEREIT, Inc.	23,185	191,740
Vornado Realty Trust	11,179	1,030,704
Washington Prime Group, Inc.	26,073	198,937
Washington Real Estate Investment Trust	5,645	182,390
Weingarten Realty Investors	7,879	237,079
Welltower, Inc.	19,219	1,394,146
WP Carey, Inc.	4,903	319,823
Xenia Hotels & Resorts, Inc.	12,197	218,326
		42,181,817
Total Common Stock
(Cost $91,228,055)		98,663,107

Rights 0.0% of net assets

Austria 0.0%
Real Estate 0.0%
BUWOG AG expires 06/01/17 *(a)	5,105	—
Total Rights
(Cost $—)		—
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Barclays Capital, Inc.
U.S. Dollar
0.42%, 06/01/17 (b)	255,500	255,500
Brown Brothers Harriman
Australian Dollar
0.49%, 06/01/17 (b)	1,491	1,108
Canadian Dollar
0.05%, 06/01/17 (b)	2,955	2,188
Euro
(0.57%), 06/01/17 (b)	5,508	6,187
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Great British Pound
0.05%, 06/01/17 (b)	246	317
Hong Kong Dollar
0.01%, 06/01/17 (b)	90,573	11,623
Japanese Yen
(0.24%), 06/01/17 (b)	176,423	1,593
Singapore Dollar
0.01%, 06/01/17 (b)	13,638	9,857
South African Rand
6.80%, 06/01/17 (b)	7,762	592
Swedish Krona
(0.95%), 06/01/17 (b)	4,736	545
Swiss Franc
(1.45%), 06/01/17 (b)	519	535
Total Short-Term Investments
(Cost $290,045)		290,045

End of Investments.

At 05/31/17, the tax basis cost of the fund's investments was $92,080,471 and the unrealized appreciation and depreciation were $11,144,762 and ($4,272,081), respectively, with a net unrealized appreciation of $6,872,681.
As of 05/31/17, the values of certain foreign securities held by the fund aggregating $49,195,159 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
MSCI EAFE Index, e-mini, Long, expires 06/16/17	2	188,590	(126)
MSCI Emerging Markets Index, e-mini, Long, expires 06/16/17	4	200,760	(474)
S&P 500 Index, e-mini, Long, expires 06/16/17	4	482,220	3,450
Net Unrealized Appreciation			2,850

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of May 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$20,111,793	$—	$20,111,793
Austria
Real Estate	144,801	356,079	—	500,880
Brazil [1]	824,547	—	—	824,547
Canada [1]	2,120,564	—	—	2,120,564
France
Real Estate	993,389	3,117,718	—	4,111,107
Hong Kong
Real Estate	118,267	9,443,640	—	9,561,907
Italy [1]	106,629	—	—	106,629
Japan
Real Estate	1,361,090	9,819,186	—	11,180,276
Netherlands
Real Estate	381,750	153,166	—	534,916
Singapore
Real Estate	246,203	2,331,716	—	2,577,919
South Africa
Real Estate	307,563	732,252	—	1,039,815
Switzerland
Real Estate	274,355	678,615	—	952,970
United Kingdom
Real Estate	406,973	2,450,994	—	2,857,967
United States[1]	42,181,817	—	—	42,181,817
Rights [1]	—	—	— *	—
Short-Term Investments[1]	—	290,045	—	290,045
Total	$49,467,948	$49,485,204	$—	$98,953,152
Other Financial Instruments
Futures Contracts[2]	$3,450	$—	$—	$3,450
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($600)	$—	$—	($600)
*	Level 3 amount shown includes securities determined to have no value at May 31, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $384,143 and $3,827,807 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended May 31, 2017. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY17

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 18, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: July 18, 2017